Note 24 Condensed consolidated Income Statement impact (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Consolidated income statement impact [Line Items]
Interest Income And Expense Post employment and other employee benefit commitments	€ 66	€ 21
Personnel expense consolidated income statement impact	92	61
Defined contribution plan expense	69	41
Defined benefit plans expense	23	20
Net provisions pension and other post employment commitments	32	(49)
Total consolidated income statement impact	€ 191	€ 34